SEGMENT INFORMATION (Schedule of Sale by Customer) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Net revenues	$ 47,103,000	$ 64,975,000	$ 37,867,000
Customer A [Member] | Nutrition [Member]
Revenue, Major Customer [Line Items]
Net revenues	1,958,000	7,692,000	9,426,000
Customer B [Member] | Nutrition [Member]
Revenue, Major Customer [Line Items]
Net revenues	$ 1,471,000	$ 9,833,000	$ 595,000